Accounts Receivable, Net - Schedule of Current Expected Credit Losses (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Schedule of Current Expected Credit Losses [Line Items]
Historical loss rate	0.00%	0.00%
Adjustment	0.25%	0.258%
CECL rate	0.25%	0.258%
31-60 days [Member]
Schedule of Current Expected Credit Losses [Line Items]
Historical loss rate	0.00%	0.00%
Adjustment	0.50%	0.517%
CECL rate	0.50%	0.517%
61-90 days [Member]
Schedule of Current Expected Credit Losses [Line Items]
Historical loss rate	0.00%	0.00%
Adjustment	0.75%	0.775%
CECL rate	0.75%	0.775%
91-120 days [Member]
Schedule of Current Expected Credit Losses [Line Items]
Historical loss rate	0.00%	0.00%
Adjustment	1.00%	1.033%
CECL rate	1.00%	1.033%
121-180 days [Member]
Schedule of Current Expected Credit Losses [Line Items]
Historical loss rate	0.00%	0.00%
Adjustment	1.50%	1.55%
CECL rate	1.50%	1.55%
181-270 days [Member]
Schedule of Current Expected Credit Losses [Line Items]
Historical loss rate	0.00%	0.00%
Adjustment	2.25%	2.325%
CECL rate	2.25%	2.325%
271-360 days [Member]
Schedule of Current Expected Credit Losses [Line Items]
Historical loss rate	0.00%	0.00%
Adjustment	3.00%	3.10%
CECL rate	3.00%	3.10%
Over 360 days [Member]
Schedule of Current Expected Credit Losses [Line Items]
Historical loss rate	1.00%	0.00%
Adjustment	3.00%	3.10%
CECL rate	4.00%	3.10%